Share-based payments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Option Instrument shares	Dec. 31, 2018 USD ($) Option shares	Dec. 31, 2019 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Options outstanding, number of options | Option	0	40,114
Aggregate Intrinsic Value Of Outstanding Share Options		$ 1,000,000
Liability for cash-settled awards	$ 19,000,000	$ 16,000,000
Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Description of vesting requirements for share-based payment arrangement	Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2017: 5% per annum).
Number of global mining comparators | Instrument	10
Performance share plans [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares	49,019
Liability for cash-settled awards	$ 13,000,000
Performance share plans [member] | Rio Tinto plc [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares		40,365
Liability for cash-settled awards		$ 11,000,000
Performance share plans [member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares	276,722	276,722
Management share plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent on service conditions being met.
Bonus deferral plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	0.03	0.03
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent only on service conditions being met.
Global employee share plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Description of vesting requirements for share-based payment arrangement	The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting.
Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 6,000,000
Share Incentive Plans [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards		$ 5,000,000
Share Incentive Plans [Member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares	52,881	46,543
Share Incentive Plans [Member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares	81,050	83,092
Executive Directors And Product Group Executives [Member] | Bonus deferral plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	0.5
Description of vesting requirements for share-based payment arrangement	50% of the bonuses
Other Executives [Member] | Bonus deferral plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	0.25
Ranges Of Exercise Prices For Outstanding Share Options Three [Member] | Share Option Plan [Member] | Rio Tinto plc [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares			£ 16
Ranges Of Exercise Prices For Outstanding Share Options Three [Member] | Share Option Plan [Member] | Rio Tinto plc [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares			25
Ranges Of Exercise Prices For Outstanding Share Options Four [Member] | Share Option Plan [Member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares			£ 33